Finance Result (Tables)	12 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Schedule of Finance Result

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
Interest expense - loans	(117,564)	(80,219)	(33,337)	(1,597)
Interest expense - leases	(5,721)	(2,417)	(861)	(594)
Change in FV of senior notes derivative asset	18,561	(25,371)	6,966	—
Debt issuance cost and senior notes amortization	(6,150)	(6,102)	(2,471)	—
Reclassification from OCI to profit or loss from cash flow hedge	(272)	—	—	—
Other	4,110	1,606	745	438
Finance income (cost), net	(107,036)	(112,503)	(28,958)	(1,753)